UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: .

Date of Report (Date of earliest event reported): October 15, 2021

FIRST NATIONAL FUNDING LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 000-50139

Central Index Key Number of securitizer: 0001171040

Lori L. Niemeyer of First National Bank of Omaha, (402) 341-0500,

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03: Notice of Termination of Duty to File Reports under Rule 15Ga-1

The last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer was made on October 15, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 16, 2021

FIRST NATIONAL FUNDING LLC, as Depositor

	By:	First National Funding Corporation, Managing Member

	By	/s/ Lori L. Niemeyer
Lori L. Niemeyer
Senior Vice President